Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Outstanding Stock Options
The following table presents information regarding outstanding stock options as of December 31, 2013 and activity during the year then ended:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life
Beginning of year	21,411,119	$6.12
Granted	5,996,083	8.78
Exercised	(448,081)	3.55
Forfeited	(2,708,669)	5.50
Expired	(507,688)	18.73
End of year	23,742,764	$6.64	$164.4	8
Options exercisable at year-end	4,360,031	$12.70	$13.4	6

Weighted-Average Assumptions
Our weighted-average assumptions are as follows:

	2013	2012	2011
Risk-free interest rate	1.0%	0.8%	1.7%
Expected stock price volatility	62.8%	68.1%	65.7%
Expected term until exercise (years)	4	4	4
Expected dividends	—%	—%	—%

Outstanding Restricted Stock Units
The following table presents information regarding outstanding restricted stock units as of December 31, 2013 and changes during the year then ended:

	Restricted Stock Units	Aggregate Intrinsic Value (in millions)	Weighted-Average Remaining Contractual Life
Beginning of year	4,401,768
Granted	1,528,160
Converted	(1,188,634)
Forfeited	(702,512)
End of year	4,038,782	$56.4	2

Stock-Based Compensation Expense Allocation
Stock-based compensation expense recorded for the years ended December 31, 2013, 2012 and 2011 was allocated as follows:

	2013	2012	2011
In millions
Cost of goods sold	$6.1	$5.9	$5.9
Marketing and administration	20.0	21.7	32.5
Research and development	3.6	3.8	5.0
Stock-based employee compensation	$29.7	$31.4	$43.4